Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	$ 5,880,733	$ 5,801,379
Ending balance	4,536,025	5,880,733
New financial assets purchased	41,150,092	31,456,434
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(42,616,549)	(31,248,163)
Changes in measument of financial assets	121,749	(128,917)
Other adjustments
ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	877	703
Ending balance	787	877
New financial assets purchased	9,051	5,627
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(9,174)	(5,553)
Changes due to changes in credit risk	33	100
Write-off
Other adjustments
Expected credit losses stage1 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	5,880,733	5,803,139
Ending balance	4,536,025	5,880,733
New financial assets purchased	41,150,092	31,456,434
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(42,616,549)	(31,248,163)
Changes in measument of financial assets	121,749	(130,677)
Other adjustments
Expected credit losses stage1 [Member] | ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	877	703
Ending balance	787	877
New financial assets purchased	9,051	5,627
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(9,174)	(5,553)
Changes due to changes in credit risk	33	100
Write-off
Other adjustments
Expected credit losses stage2 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance
Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes in measument of financial assets
Other adjustments
Expected credit losses stage2 [Member] | ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance
Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to changes in credit risk
Write-off
Other adjustments
Expected credit losses stage3 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance
Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes in measument of financial assets
Other adjustments
Expected credit losses stage3 [Member] | ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance
Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to changes in credit risk
Write-off
Other adjustments